Basic and Diluted Net Loss Per Share - Computation of diluted net loss per antidilutive (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Stock options
Basic and Diluted Net Loss Per Share
Antidilutive securities excluded from computation of earnings per share, amount	6,199,325	6,918,406	6,414,611	7,428,682
Restricted stock units and awards
Basic and Diluted Net Loss Per Share
Antidilutive securities excluded from computation of earnings per share, amount	1,282,327	96,550	2,581,902	495,633
Legacy Porch warrants
Basic and Diluted Net Loss Per Share
Antidilutive securities excluded from computation of earnings per share, amount		3,134,068		3,060,530
Public and private warrants
Basic and Diluted Net Loss Per Share
Antidilutive securities excluded from computation of earnings per share, amount	6,237,377
Earnout shares
Basic and Diluted Net Loss Per Share
Antidilutive securities excluded from computation of earnings per share, amount	4,099,999		6,150,000
Convertible debt
Basic and Diluted Net Loss Per Share
Antidilutive securities excluded from computation of earnings per share, amount		1,034,760		1,734,264